Shareholder Report, Holdings (Details) - C000249248	Oct. 31, 2025
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
701094104 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
36262G101 | GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
363576109 | Arthur J. Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%